Cover	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	Life Time Group Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40887
Entity Tax Identification Number	47-3481985
Entity Address, Address Line One	2902 Corporate Place
Entity Address, City or Town	Chanhassen
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55317
City Area Code	952
Local Phone Number	947-0000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	LTH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001869198
Amendment Flag	false